INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Foreign tax exemption expiration date	Mar. 31, 2035
percentage of transportation revenue from sources within the United States	50.00%
revenue tax rate percentage	4.00%
Revenue tax expense	$ 0.9	$ 0.9	$ 0.4